Income Taxes (Tables)	12 Months Ended
Sep. 30, 2023
Income Taxes [Abstract]
Schedule of Provision for Income Taxes	The Company’s provision for income taxes consists of the following:
	September 30, 2023	September 30, 2022	September 30, 2021
	US$	US$	US$
Current	11,590	16,459	13,889
Deferred	277,874	(207,488)	(321,057)
Total income tax (recovery)	289,464	(191,029)	(307,168)

Schedule of Statutory Income Tax Rates	The Company operates in serval tax jurisdictions. Therefore, its income is subject to various rates of taxation. The income tax expense differs from the amount that would have resulted from applying the BVI statutory income tax rates to the Company’s pre-tax income as follows:
	September 30, 2023	September 30, 2022	September 30, 2021
	US$	US$	US$
Income (loss) before income tax expenses	(6,883,661)	(6,319,471)	(1,391,481)
BVI statutory income tax rate	-%	-%	-%
Income tax calculated at statutory rate	-	-	-
(Increase) decrease in income tax expense resulting from:
Rate differences in various jurisdictions	11,590	16,459	13,889
Change in deferred income tax assets due to use of loss carryforward or valuation allowance	277,874	(207,488)	(321,057)
Income tax expense/Effective tax rate	289,464	(191,029)	(307,168)

Schedule of Deferred Tax Assets and Deferred Tax Liabilities	The tax effects of temporary differences that give rise to significant deferred tax assets and deferred tax liabilities were as follows:
	September 30, 2023	September 30, 2022
Deferred income tax assets	US$	US$
Net operating losses	2,562,127	408,481
Lease liabilities	261,464	246,502
Ending Balance	2,823,591	654,983

Deferred income tax liabilities	US$	US$
Intangible assets	(1,005,360)	(107,674)
Right-of-use assets	(259,331)	(237,716)
Ending Balance	(1,264,691)	(345,390)

Net deferred income tax assets (liabilities) before valuation allowance	1,558,900	309,593
Valuation allowance	(2,383,380)	(309,593)
Net deferred income tax assets (liabilities)	(824,480)	-